DIVIDENDS	12 Months Ended
Dec. 31, 2023
Dividends1 [Abstract]
DIVIDENDS	NOTE 18 - DIVIDENDS
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AND PER UNIT DATA)
Effective December 5, 2023, the Company executed a 20-for-1 consolidation of its outstanding shares. Prices per share and shares outstanding have been retroactively adjusted for all reporting periods.
The following table summarizes the Group's dividends declared and paid on the dates indicated:

	Dividend per Share		Record Date	Pay Date	Shares Outstanding	Gross Dividends Paid
Date Dividends Declared	USD	GBP
November 14, 2022	$0.8750	£0.7220	March 3, 2023	March 28, 2023	47,869	$41,885
March 21, 2023	$0.8750	£0.6860	May 26, 2023	June 30, 2023	48,165	42,144
May 9, 2023	$0.8750	£0.7040	September 1, 2023	September 29, 2023	48,157	42,137
September 1, 2023	$0.8750	£0.6840	December 1, 2023	December 29, 2023	47,857	41,875
Paid during the year ended December 31, 2023						$168,041
October 28, 2021	$0.8500	£0.6500	March 4, 2022	March 28, 2022	42,502	$36,127
March 22, 2022	$0.8500	£0.6860	May 27, 2022	June 30, 2022	42,527	36,148
May 16, 2022	$0.8500	£0.7320	September 2, 2022	September 26, 2022	42,294	35,950
August 8, 2022	$0.8500	£0.6900	November 25, 2022	December 28, 2022	41,447	35,230
Paid during the year ended December 31, 2022						$143,455
October 29, 2020	$0.8000	£0.5700	March 5, 2021	March 26, 2021	35,376	$28,301
March 8, 2021	$0.8000	£0.5620	May 28, 2021	June 24, 2021	42,472	33,970
April 30, 2021	$0.8000	£0.5760	September 3, 2021	September 24, 2021	42,480	33,984
August 5, 2021	$0.8000	£0.5980	November 26, 2021	December 17, 2021	42,480	33,984
Paid during the year ended December 31, 2021						$130,239
On November 15, 2023 the Group proposed a dividend of $0.8750 per share. The dividend will be paid on March 28, 2024 to shareholders on the register on March 1, 2024. This dividend was not approved by shareholders, thereby qualifying it as an
“interim” dividend. No liability was recorded in the Group Financial Statements in respect of this interim dividend as of
December 31, 2023.
Dividends are waived on shares held in the EBT.
Subsequent Events
On March 19, 2024 the Directors recommended a dividend of $0.29 per share. The dividend will be subject to shareholder approval at the AGM. Provided this dividend was not approved by shareholders as of the reporting date, this represents an
“interim” dividend. No liability has been recorded in the Group Financial Statements in respect of this dividend as of
December 31, 2023.